Prepaid Expenses and Deposits (Details Narrative) (10-K) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deposit	$ 170,000	$ 170,000	$ 4,443
Land Purchase Agreement [Member]
Deposit		$ 170,000